UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21960

TENNENBAUM OPPORTUNITIES FUND V, LLC
(Exact Name of Registrant as Specified in Charter)

2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA 90405
(Address of Principal Executive Offices) (Zip Code)

ELIZABETH GREENWOOD, SECRETARY
TENNENBAUM OPPORTUNITIES FUND V, LLC
2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA 90405
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (310) 566-1000

Copies to:
RICHARD T. PRINS, ESQ.
SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
FOUR TIMES SQUARE
NEW YORK, NEW YORK 10036

Date of fiscal year end: DECEMBER 31, 2012

Date of reporting period: JUNE 30, 2012

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semi-Annual Shareholder Report

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

June 30, 2012

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Semi-Annual Shareholder Report

June 30, 2012

Contents

Consolidated Portfolio Asset Allocation	2

Unaudited Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities	3
Consolidated Statement of Investments	4
Consolidated Statement of Operations	13
Consolidated Statements of Changes in Net Assets	14
Consolidated Statement of Cash Flows	15
Notes to Consolidated Financial Statements	16
Consolidated Schedule of Changes in Investments in Affiliates	30
Consolidated Schedule of Restricted Securities of Unaffiliated Issuers	32

Supplemental Information (Unaudited)

Consolidating Statement of Assets and Liabilities	33
Consolidating Statement of Operations	34
Approval of Investment Management Agreements	35

Tennenbaum Opportunities Fund V, LLC (the “Company”) files a schedule of its investment in Tennenbaum Opportunities Partners V, LP (the “Partnership”) with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Investments listed in the Consolidated Statement of Investments are held by the Partnership, which also files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Forms N-Q of the Company and the Partnership are available on the SEC’s website at http://www.sec.gov. The Forms N-Q of the Company and the Partnership may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A free copy of the proxy voting guidelines of the Company and the Partnership and information regarding how the Company and the Partnership voted proxies relating to portfolio investments during the most recent 12-month period may be obtained without charge on the SEC’s website at http://www.sec.gov, or by calling the advisor of the Company and the Partnership, Tennenbaum Capital Partners, LLC, at (310) 566-1000. Collect calls for this purpose are accepted.

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidated Portfolio Asset Allocation (Unaudited)

June 30, 2012

Percent of Cash
Industry	and Investments

Wired Telecommunications Carriers	11.2%
Gaming Industries	10.0%
Scheduled Air Transportation	5.4%
Business Support Services	4.6%
Full-Service Restaurants	4.0%
Communications Equipment Manufacturing	4.0%
Semiconductor and Other Electronic Component Manufacturing	3.8%
Pharmaceutical and Medicine Manufacturing	3.8%
Accounting, Tax Preparation, Bookkeeping, and Payroll Services	3.7%
Motion Picture and Video Industries	3.3%
Electronic Shopping and Mail-Order Houses	3.2%
Oil and Gas Extraction	3.1%
Cable and Other Subscription Programming	2.9%
Other Telecommunications	2.7%
Metal and Mineral (except Petroleum) Merchant Wholesalers	2.4%
Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments Manufacturing	2.3%
Highway, Street, and Bridge Construction	2.3%
Architectural, Engineering, and Related Services	2.1%
Radio and Television Broadcasting	2.0%
Software Publishers	1.9%
Other Financial Investment Activities	1.5%
Scientific Research and Development Services	1.3%
Charter Bus Industry	1.3%
Aerospace Product and Parts Manufacturing	1.1%
Electric Power Generation, Transmission and Distribution	1.1%
Pesticide, Fertilizer, and Other Agricultural Chemical Manufacturing	1.0%
Wireless Telecommunications Carriers (except Satellite)	1.0%
Support Activities for Mining	0.8%
Coal Mining	0.7%
Newspaper, Periodical, Book, and Directory Publishers	0.7%
Data Processing, Hosting, and Related Services	0.7%
Machine Shops; Turned Product; and Screw, Nut, and Bolt Manufacturing	0.7%
Grocery Stores	0.7%
Other Ambulatory Health Care Services	0.6%
Activities Related to Credit Intermediation	0.4%
Depository Credit Intermediation	0.3%
Offices of Real Estate Agents and Brokers	0.2%
Traveler Accommodation	0.1%
Home Furnishings Stores	0.0%
Home Health Care Services	0.0%
Motor Vehicle Manufacturing	0.0%
Other Amusement and Recreation Industries	0.0%
Miscellaneous Securities	4.5%
Cash and Cash Equivalents	2.6%

Total	100.0%

2

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidated Statement of Assets and Liabilities (Unaudited)

June 30, 2012

Assets
Investments, at fair value:
Unaffiliated issuers (cost $934,127,850)	$734,820,825
Controlled companies (cost $168,097,867)	204,088,452
Other affiliates (cost $380,492,266)	279,785,047
Total investments (cost $1,482,717,983)	1,218,694,324

Cash and cash equivalents	32,016,949
Accrued interest income:
Unaffiliated issuers	14,851,867
Controlled companies	1,879,142
Other affiliates	2,534,971
Receivable for investments sold	16,546,086
Deferred debt issuance costs	2,689,861
Prepaid expenses and other assets	1,701,488
Total assets	1,290,914,688

Liabilities
Credit facility payable	88,673,400
Management and advisory fees payable	2,387,500
Payable for investments purchased	893,248
Equity placement costs payable	543,163
Payable to the Investment Manager	505,922
Unrealized loss on foreign currency forward contract	14,520
Interest payable	3,576
Accrued expenses and other liabilities	917,538
Total liabilities	93,938,867

Preferred stock
Series Z; $500/share liquidation preference; 560 shares authorized, issued and outstanding	280,000
Accumulated dividends on Series Z preferred stock	13,109
Total preferred stock	293,109

Preferred equity facility
Series A preferred limited partner interests in Tennenbaum Opportunities Partners V, LP; $20,000/interest liquidation preference; 25,000 interests authorized, 18,450 interests issued and outstanding	369,000,000
Accumulated dividends on Series A preferred equity facility	879,858
Total preferred limited partner interests	369,879,858

Net assets applicable to common shareholders	$826,802,854

Composition of net assets applicable to common shareholders
Common stock, $0.001 par value; unlimited shares authorized, 78,287.806 shares issued and outstanding	$78
Paid-in capital in excess of par	1,078,833,219
Distributions in excess of net investment income	(1,857,733)
Accumulated net realized gain	3,910,685
Accumulated net unrealized depreciation	(254,070,286)
Accumulated dividends to Series Z preferred shareholders	(13,109)
Net assets applicable to common shareholders	$826,802,854

Common stock, NAV per share	10,561.07

See accompanying notes.

3

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidated Statement of Investments (Unaudited)

June 30, 2012

Showing Percentage of Total Cash and Investments of the Company

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments

Debt Investments (76.20%)
Bank Debt (47.56%) (1)
Accounting, Tax Preparation, Bookkeeping, and Payroll Services (3.71%)
Expert Global Solutions, LLC, Senior Secured 1st Lien Term Loan B, LIBOR + 6.75%, 1.25% LIBOR Floor, due 4/2/18	$11,521,125	$11,477,921	0.92%
Expert Global Solutions, LLC, Senior Secured 2nd Lien Term Loan, LIBOR + 9.5%, 1.5% LIBOR Floor, due 10/2/18	$35,000,000	34,965,000	2.79%
Total Accounting, Tax Preparation, Bookkeeping, and Payroll Services		46,442,921

Aerospace Product and Parts Manufacturing (0.70%)
Hawker Beechcraft, Inc., DIP Term Loan, LIBOR + 8%, 1.75% LIBOR Floor, due 12/15/12	$2,603,362	2,639,583	0.21%
Hawker Beechcraft, Inc., Senior Secured 1st Lien Series A New Term Loan, LIBOR + 8.5%, 2% LIBOR Floor, due 3/26/14 (4)	$3,688,369	2,166,917	0.17%
Hawker Beechcraft, Inc., Senior Secured 1st Lien Term Loan, LIBOR + 2%, due 3/26/14 (4)	$6,889,324	3,898,207	0.31%
Hawker Beechcraft, Inc., Senior Secured Letters of Credit, LIBOR + 2%, due 3/26/14 (4)	$219,353	124,117	0.01%
Total Aerospace Product and Parts Manufacturing		8,828,824

Architectural, Engineering, and Related Services (0.47%)
ESP Holdings, Inc., 2nd Lien Term Loan, LIBOR + 13%, 2.5% LIBOR Floor, due 3/31/17 (2)	$5,829,755	5,858,904	0.47%

Business Support Services (4.35%)
STG-Fairway Acquisitions, Inc., Senior Secured 2nd Lien Term Loan, 12.5%, due 12/29/15	$54,278,669	54,441,505	4.35%

Cable and Other Subscription Programming (2.86%)
Medfort, S.a.r.l., 1st Lien Term Loan A, 15%, due 11/21/17 - (Germany) (2), (3)	€3,209,873	4,065,946	0.32%
Medfort, S.a.r.l., 1st Lien Term Loan B, 1%, due 11/21/17 - (Germany) (2), (3)	€27,500,691	10,137,021	0.81%
Medfort, S.a.r.l., 1st Lien Term Loan B2, 1%, due 11/21/17 - (Germany) (2), (3)	€9,201,956	12	-
Primacom Holding GmbH, Super Senior Facility A, 12% PIK, due 9/30/15 - (Germany) (2), (3)	€3,172,043	4,018,027	0.32%
Primacom Management GmbH, 2nd Lien Term Loan, 10% PIK, due 5/19/17 - (Germany) (2), (3)	€11,367,862	14,399,671	1.15%
Primacom Management GmbH, Mezzanine Term Loan A, 1% PIK, due 11/21/17 - (Germany) (2), (3)	€2,529,763	3,204,450	0.26%
Total Cable and Other Subscription Programming		35,825,127

4

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidated Statement of Investments (Unaudited) (Continued)

June 30, 2012

Showing Percentage of Total Cash and Investments of the Company

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments

Debt Investments (continued)
Charter Bus Industry (1.30%)
Coach America Holdings, Inc., Senior Secured 1st Lien Term Loan, LIBOR + 2.75% Cash + 3% PIK, 1.5% LIBOR Floor, due 4/20/14 (4)	$29,059,670	$13,415,891	1.07%
Coach America Holdings, Inc., Senior Secured Letters of Credit PIK Facility, LIBOR + 2.75% Cash + 3% PIK, 1.5% LIBOR Floor, due 4/20/14 (4)	$156,771	72,376	0.01%
Coach America Holdings, Inc., Senior Secured Letters of Credit, LIBOR + 2.75% Cash + 3% PIK, 1.5% LIBOR Floor, due 4/20/14 (4)	$6,055,959	2,795,837	0.22%
Coach America Holdings, Inc., Senior Secured Super Priority DIP Revolver, LIBOR + 6%, 1.5% LIBOR Floor, due 10/5/12	$-	-	-
Total Charter Bus Industry		16,284,104

Communications Equipment Manufacturing (2.50%)
Dialogic Corporation, Inc., Senior Secured Notes, 5% Cash + 5% PIK, due 3/31/15 (2), (8)	$34,066,471	31,307,087	2.50%

Electric Power Generation, Transmission and Distribution (1.05%)
Texas Competitive Electric Holdings Company, LLC, Extended Term Loan, LIBOR + 4.5%, due 10/10/17	$21,854,113	13,110,370	1.05%

Electronic Shopping and Mail-Order Houses (2.88%)
Shopzilla, Inc., Senior Secured 2nd Lien Term Loan, 13%, due 6/1/14	$36,097,683	36,007,439	2.88%

Full-Service Restaurants (3.51%)
RM Holdco, LLC, Subordinated Convertible Term Loan, 1.12% PIK, due 3/21/18 (2), (8)	$16,366,154	16,366,154	1.31%
RM OpCo, LLC, Senior Secured 1st Lien Term Loan Tranche A, 11%, due 3/19/16 (2), (8)	$10,559,054	10,559,054	0.84%
RM OpCo, LLC, Senior Secured 1st Lien Term Loan Tranche B, 12% Cash + 7% PIK, due 3/19/16 (2), (8)	$16,954,901	16,954,901	1.36%
Total-Full Service Restaurants		43,880,109

Grocery Stores (0.66%)
Bashas, Inc., Senior Secured 1st Lien FILO Term Loan, LIBOR + 9.35%, 1.5% LIBOR Floor, due 12/28/15	$8,108,654	8,311,371	0.66%

Highway, Street, and Bridge Construction (0.80%)
Contech Engineered Solutions, LLC, Senior Secured 1st Lien Term Loan, LIBOR + 8% Cash + 3% PIK, 2% LIBOR Floor, due 2/7/17 (2)	$9,973,319	9,944,225	0.80%

Home Health Care Services (0.05%)
Gentiva Health Services, Inc., Senior Secured 1st Lien Term Loan B, LIBOR + 3.5%, 1.25% LIBOR Floor, due 8/17/16	$701,846	633,416	0.05%

Machine Shops; Turned Product; and Screw, Nut and Bolt Manufacturing (0.70%)
Precision Partners Holdings, 1st Lien Delayed Draw Term Loan, Prime + 6.5%, 4.5% Prime Floor, due 10/1/13	$518,936	516,341	0.04%
Precision Partners Holdings, 1st Lien Term Loan, Prime + 6.5%, 4.5% Prime Floor, due 10/1/13	$8,238,757	8,197,563	0.66%
Total Machine Shops; Turned Product; and Screw, Nut and Bolt Manufacturing		8,713,904

5

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidated Statement of Investments (Unaudited) (Continued)

June 30, 2012

Showing Percentage of Total Cash and Investments of the Company

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments

Debt Investments (continued)
Motion Picture and Video Industries (3.32%)
CKX Entertainment, Inc., Senior Secured 1st Lien Term Loan, 9%, due 6/21/17	$26,627,910	$21,968,025	1.75%
CKX Entertainment, Inc., Senior Secured 2nd Lien Term Loan, 13.5%, due 6/21/18	$21,302,328	19,598,142	1.57%
Total Motion Picture and Video Industries		41,566,167

Newspaper, Periodical, Book, and Directory Publishers (0.24%)
Berry Agency, LLC, Senior Secured 1st Lien Term Loan, LIBOR + 7%, 3% LIBOR Floor, due 11/18/14	$102,870	102,870	0.01%
Hanley-Wood, LLC, Senior Secured 1st Lien Term Loan, LIBOR + 6.5%, 1.5% LIBOR Floor, due 1/13/17	$3,060,703	2,907,668	0.23%
Total Newspaper, Periodical, Book, and Directory Publishers		3,010,538

Offices of Real Estate Agents and Brokers (0.17%)
Realogy Corporation, 2nd Lien Term Loan A, 13.5%, due 10/15/17	$2,036,336	2,094,880	0.17%

Other Financial Investment Activities (1.46%)
Marsico Capital Management, Senior Secured 1st Lien Term Loan, LIBOR + 5%, due 12/14/14	$62,255,401	18,287,524	1.46%

Other Telecommunications (2.71%)
Gogo, LLC, Senior Secured 1st Lien Term Loan, LIBOR + 9.75%, 1.5% LIBOR Floor, due 6/21/17	$34,702,517	33,834,954	2.71%

Radio and Television Broadcasting (1.26%)
RMG Networks, Inc., Senior Secured 1st Lien Term Loan, 14%, due 4/10/15 (2)	$17,182,612	15,713,498	1.26%

Scheduled Air Transportation (3.05%)
N913DL Trust, Aircraft Secured Mortgage, 8%, due 7/15/18 (2), (8)	$784,132	784,132	0.06%
N918DL Trust, Aircraft Secured Mortgage, 8%, due 7/15/18 (2), (8)	$951,182	951,182	0.08%
N954DL Trust, Aircraft Secured Mortgage, 8%, due 9/20/19 (2), (8)	$1,224,909	1,224,909	0.10%
N955DL Trust, Aircraft Secured Mortgage, 8%, due 9/20/19 (2), (8)	$1,253,075	1,253,075	0.10%
N956DL Trust, Aircraft Secured Mortgage, 8%, due 9/20/19(2), (8)	$1,254,721	1,254,721	0.10%
N957DL Trust, Aircraft Secured Mortgage, 8%, due 9/20/19 (2), (8)	$1,264,035	1,264,035	0.10%
N959DL Trust, Aircraft Secured Mortgage, 8%, due 9/20/19 (2), (8)	$1,273,276	1,273,276	0.10%
N960DL Trust, Aircraft Secured Mortgage, 8%, due 9/20/19 (2), (8)	$1,311,434	1,311,434	0.11%
N961DL Trust, Aircraft Secured Mortgage, 8%, due 9/20/19 (2), (8)	$1,304,105	1,304,105	0.10%
N976DL Trust, Aircraft Secured Mortgage, 8%, due 7/15/18 (2), (8)	$995,131	995,131	0.08%
United Air Lines, Inc., Aircraft Secured Mortgage (N510UA), 20%, due 9/26/16 (2), (8)	$4,244,072	5,687,057	0.46%
United Air Lines, Inc., Aircraft Secured Mortgage (N512UA), 20%, due 10/26/16 (2), (8)	$4,274,357	5,753,285	0.46%
United Air Lines, Inc., Aircraft Secured Mortgage (N536UA), 16%, due 8/21/14 (2), (8)	$3,004,591	3,413,216	0.27%
United Air Lines, Inc., Aircraft Secured Mortgage (N545UA), 16%, due 7/17/15 (2), (8)	$4,141,948	4,916,492	0.39%
United Air Lines, Inc., Aircraft Secured Mortgage (N585UA), 20%, due 10/25/16 (2), (8)	$5,018,735	6,760,236	0.54%
Total Scheduled Air Transportation		38,146,286

6

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidated Statement of Investments (Unaudited) (Continued)

June 30, 2012

Showing Percentage of Total Cash and Investments of the Company

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments

Debt Investments (continued)
Semiconductor and Other Electronic Component Manufacturing (2.08%)
Isola USA Corporation, 1st Lien Term Loan, LIBOR + 8%, 2% LIBOR Floor, due 9/29/15	$27,414,213	$27,414,213	2.19%
Isola USA Corporation, Mezzanine Term Loan, 8% Cash + 8% PIK, due 3/29/16	$3,108,458	3,108,458	0.25%
MEMC Electronic Materials, Inc., Senior Secured Revolver, LIBOR + 3.75%, due 3/23/14 ∆	$-	(4,540,867)	(0.36)%
Total Semiconductor and Other Electronic Component Manufacturing		25,981,804

Software Publishers (1.31%)
Open Solutions, Inc., Tranche B Term Loan, LIBOR + 2.125%, due 1/23/14	$17,231,907	16,321,890	1.31%

Support Activities for Mining (0.05%)
Trico Shipping AS, 1st Lien Term Loan A, LIBOR + 8.5%, 1.5% LIBOR Floor, due 5/13/14 - (Norway)	$643,879	643,879	0.05%
Trico Shipping AS, 1st Lien Term Loan B, LIBOR + 8.5%, 1.5% LIBOR Floor, due 5/13/14 - (Norway)	$-	-	-
Total Support Activities for Mining		643,879

Traveler Accommodation (0.14%)
Buffets Holdings, Inc., 1st Lien Term Loan, LIBOR + 10% Cash + 2% PIK, 2% LIBOR Floor, due 4/22/15	$4,024,948	1,784,392	0.14%

Wired Telecommunications Carriers (5.28%)
Bulgaria Telecom Company AD, 1st Lien Tranche B Term Loan, EURIBOR + 2.75%, due 8/9/15 - (Bulgaria) (3)	€5,852,181	4,633,098	0.37%
FairPoint Communications, Inc., Senior Secured 1st Lien Term Loan, LIBOR + 4.5%, 2% LIBOR Floor, due 1/24/16	$38,551,263	34,235,680	2.74%
Integra Telecom Holdings, Inc., 1st Lien Term Loan, LIBOR + 7.25%, 2% LIBOR Floor, due 4/15/15 (2)	$12,343,026	11,911,020	0.95%
NEF Telecom Company BV, 1st Lien Tranche C Term Loan, EURIBOR + 3.5%, due 8/9/16 - (Netherlands) (3)	€13,645,416	10,370,789	0.83%
NEF Telecom Company BV, 2nd Lien Tranche D Term Loan, EURIBOR + 5.5%, due 2/16/17 - (Netherlands) (3), (4)	€12,698,410	4,825,523	0.39%
Total Wired Telecommunications Carriers		65,976,110

Wireless Telecommunications Carriers (except Satellite) (0.95%)
Globalive Wireless Management Corp., Senior Secured 1st Lien Term Loan, EURIBOR + 8.9%, due 8/18/12 - (Canada) (3)	€10,880,251	11,888,332	0.95%

Total Bank Debt (Cost $653,555,550)		594,839,560

∆ Negative amount relates to an unfunded revolving credit facility that was acquired and valued at a discount.

7

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidated Statement of Investments (Unaudited) (Continued)

June 30, 2012

Showing Percentage of Total Cash and Investments of the Company

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments

Debt Investments (continued)
Other Corporate Debt Securities (28.64%)
Aerospace Product and Parts Manufacturing (0.36%)
Hawker Beechcraft, Inc., Senior Unsecured Notes, 8.5%, due 4/1/15 (4)	$20,957,000	$3,457,905	0.28%
Hawker Beechcraft, Inc., Senior Unsecured Notes, 8.875%, due 4/1/15 (4)	$6,123,000	1,010,295	0.08%
Total Aerospace Product and Parts Manufacturing		4,468,200

Architectural, Engineering, and Related Services (1.37%)
Alion Science & Technology Corporation, Senior Notes, 10.25%, due 2/1/15	$19,411,000	8,087,917	0.65%
Alion Science & Technology Corporation, Senior Secured Notes, 10% Cash + 2% PIK, due 11/1/14	$7,308,024	6,906,083	0.55%
ESP Holdings, Inc., Junior Unsecured Subordinated Promissory Notes, 6% Cash + 10% PIK, due 12/31/19 (2), (5)	$2,161,272	2,161,272	0.17%
Total Architectural, Engineering, and Related Services		17,155,272

Coal Mining (0.73%)
Westmoreland Coal Co., Senior Secured Notes, 10.75%, due 2/1/18	$1,352,000	1,210,040	0.10%
Westmoreland Coal Co., Senior Secured Notes, 10.75%, due 2/1/18 (5)	$8,786,000	7,863,470	0.63%
Total Coal Mining		9,073,510

Communications Equipment Manufacturing (1.20%)
Dialogic, Inc., Convertible Notes ($0.87 Conversion Price), 1%, due 8/15/12 (2), (5), (8)	$1,577,799	1,285,906	0.10%
Dialogic, Inc., Convertible Notes ($1 Conversion Price), 1%, due 8/15/12 (2), (5), (8)	$16,799,900	13,691,919	1.10%
Total Communications Equipment Manufacturing		14,977,825

Gaming Industries (3.52%)
Harrah's Operating Company, Inc., 2nd Priority Secured Notes, 10%, due 12/15/18	$64,338,000	44,071,530	3.52%

Home Furnishings Stores (0.05%)
Linens 'n Things, Inc., Senior Secured Notes, LIBOR + 5.625%, due 1/15/14 (4)	$9,189,000	597,285	0.05%

Metal and Mineral (except Petroleum) Merchant Wholesalers (2.43%)
Edgen Murray Corporation, Senior Secured Notes, 12.25%, due 1/15/15	$30,334,000	30,335,213	2.43%

Oil and Gas Extraction (2.33%)
Geokinetics Holdings, Inc., Senior Secured Notes, 9.75%, due 12/15/14	$3,777,000	2,171,775	0.17%
Woodbine Holdings, LLC, Senior Secured Notes, 12%, due 5/15/16 (2), (5), (8)	$25,340,000	26,987,100	2.16%
Total Oil and Gas Extraction		29,158,875

Other Ambulatory Health Care Services (0.59%)
Rural Metro Corp, Senior Unsecured Notes, 10.125%, due 7/15/19 (5)	$7,500,000	7,350,000	0.59%

Pesticide, Fertilizer, and Other Agricultural Chemical Manufacturing (1.03%)
Vertellus Specialties, Inc., Senior Secured Notes, 9.375%, due 10/1/15 (5)	$15,545,000	12,824,625	1.03%

Pharmaceutical and Medicine Manufacturing (1.94%)
Novasep Holdings SAS, Senior Secured 1st Lien Notes, 8%, due 12/15/16 (France) (2), (5)	$24,321,000	24,321,000	1.94%

8

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidated Statement of Investments (Unaudited) (Continued)

June 30, 2012

Showing Percentage of Total Cash and Investments of the Company

	Principal		Percent of
	Amount	Fair	Cash and
Investment	or Shares	Value	Investments

Debt Investments (continued)
Radio and Television Broadcasting (0.75%)
LBI Media, Inc., Senior Secured Notes, 9.25%, due 4/15/19 (5)	$10,790,000	$9,400,788	0.75%

Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments Manufacturing (2.30%)
AGY Holding Corporation, Senior Secured 2nd Lien Notes, 11%, due 11/15/14	$64,889,000	28,734,796	2.30%

Scientific Research and Development Services (1.31%)
BPA Laboratories, Inc., Senior Secured Notes, 12.25%, due 4/1/17 (5)	$17,000,000	16,405,000	1.31%

Semiconductor and Other Electronic Component Manufacturing (1.58%)
MEMC Electronic Materials, Inc., Senior Secured Notes, 7.75%, due 4/1/19	$24,882,000	19,781,190	1.58%

Software Publishers (0.60%)
Open Solutions, Inc., Senior Subordinated Notes, 9.75%, due 2/1/15 (5)	$8,544,000	7,540,080	0.60%

Wired Telecommunications Carriers (2.00%)
Integra Telecom, Inc., Senior Secured 1st Lien Notes, 10.75%, due 4/15/16 (2), (5)	$5,830,000	5,653,526	0.45%
ITC^DeltaCom, Inc., Senior Secured Notes, 10.5%, due 4/1/16 (5)	$16,535,000	17,692,450	1.41%
NEF Telecom Company BV, Mezzanine Term Loan, EURIBOR + 4.5% Cash + 7.5% PIK, due 8/16/17 - (Netherlands) (3), (4), (5)	€54,730,879	1,733,190	0.14%
Total Wired Telecommunications Carriers		25,079,166

Miscellaneous Securities (4.55%) (9)	$70,074,000	56,956,289	4.55%

Total Other Corporate Debt Securities (Cost $476,863,366)		358,230,644

Total Debt Investments (Cost $1,130,418,916)		953,070,204

Equity Securities (21.24%)
Activities Related to Credit Intermediation (0.38%)
Online Resources Corporation, Common Stock (2), (4), (6)	1,959,400	4,761,342	0.38%

Architectural, Engineering, and Related Services (0.28%)
Alion Science & Technology Corporation, Warrants (4)	9,175	92	-
ESP Holdings, Inc., 15% PIK, Cumulative Preferred Stock (2), (4), (5), (6)	6,674	1,147,919	0.09%
ESP Holdings, Inc., Common Stock (2), (4), (5), (6)	29,156	2,320,048	0.19%
Total Architectural, Engineering, and Related Services		3,468,059

Business Support Services (0.27%)
STG-Fairway Holdings, LLC, Class A Units (4), (5)	226,242	3,357,431	0.27%

Cable and Other Subscription Programming (0.00%)
Perseus Holdings S.A., Common Stock - (Luxembourg) (2), (3), (4), (5), (6)	78,000	-	-

Communications Equipment Manufacturing (0.31%)
Dialogic, Inc., Preferred Stock (2), (4), (5), (8)	1	100	-
Dialogic, Inc., Warrants to Purchase Common Stock (2), (4), (5), (8)	9,600,000	3,913,600	0.31%
Total Communications Equipment Manufacturing		3,913,700

9

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidated Statement of Investments (Unaudited) (Continued)

June 30, 2012

Showing Percentage of Total Cash and Investments of the Company

			Percent of
		Fair	Cash and
Investment	Shares	Value	Investments

Equity Securities (continued)
Data Processing, Hosting, and Related Services (0.72%)
GXS Holdings, Inc., Common Stock (4), (5)	1,806,332	$181	-
GXS Holdings, Inc., Series A Preferred Stock (4), (5)	34,251	8,968,990	0.72%
Total Data Processing, Hosting, and Related Services		8,969,171

Depository Credit Intermediation (0.29%)
Doral Financial Corporation, Common Stock (4)	2,410,796	3,616,194	0.29%

Electronic Shopping and Mail-Order Houses (0.29%)
Shop Holding, LLC, Class A Units (4), (5)	1,379,026	2,694,359	0.22%
Shop Holding, LLC, Warrants to Purchase Class A Units (4), (5)	919,351	876,999	0.07%
Total Electronic Shopping and Mail-Order Houses		3,571,358

Full-Service Restaurants (0.52%)
RM Holdco, LLC, Membership Units (2), (4), (5), (8)	42,552,000	6,501,223	0.52%

Gaming Industries (6.45%)
TOPV New World Holdings, LLC, Membership Interests - (Canada) (2), (4),(5), (6)	77,442,845	78,082,743	6.25%
Tropicana Entertainment, Inc., Common Stock (4), (5)	180,844	2,531,816	0.20%
Total Gaming Industries		80,614,559

Highway, Street, and Bridge Construction (1.49%)
Contech Holdings, Inc., Common Stock (2), (4), (5), (6)	711,255	18,670,444	1.49%

Machine Shops; Turned Product; and Screw, Nut, and Bolt Manufacturing (0.00%)
Precision Holdings, LLC, Class C Membership Interests (4), (5)	94	55,314	-

Motor Vehicle Manufacturing (0.00%)
Fleetwood Enterprises, Inc., Common Stock (2), (4), (6)	11,385,685	11,386	-

Newspaper, Periodical, Book, and Directory Publishers (0.48%)
HW Topco, Inc., Common Stock (4), (5)	644,705	5,802,345	0.46%
HW Topco, Inc., Preferred Stock (4), (5)	1,693	15,237	-
TBC Holdings I, Inc., Common Stock (4), (5)	2,967	245,668	0.02%
Total Newspaper, Periodical, Book, and Directory Publishers		6,063,250

Oil and Gas Extraction (0.73%)
Woodbine Intermediate Holdings, LLC, Membership Units (2), (4), (5), (8)	576	9,122,398	0.73%

Other Amusement and Recreation Industries (0.00%)
Bally Total Fitness Holding Corporation, Common Stock (4), (5)	1,799	8,527	-
Bally Total Fitness Holding Corporation, Warrants (4), (5)	3,245	-	-
Total Other Amusement and Recreation Industries		8,527

10

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidated Statement of Investments (Unaudited) (Continued)

June 30, 2012

Showing Percentage of Total Cash and Investments of the Company

			Percent of
		Fair	Cash and
Investment	Shares	Value	Investments

Equity Securities (continued)
Pharmaceutical and Medicine Manufacturing (1.84%)
NHSAS Holdings, LLC, Membership Units (2), (4), (5), (8)	6,859	$8,689	-
NVHL S.A, Common Shares - (Luxembourg) (2), (3), (4), (5), (6)	5,127,200	22,970,836	1.84%
Total Pharmaceutical and Medicine Manufacturing		22,979,525

Radio and Television Broadcasting (0.02%)
Reach Media Group Holdings, Inc., Warrants to Purchase Common Stock (2), (4), (5), (6)	7,179,572	30,135	-
Reach Media Group Holdings, Inc., Warrants to Purchase Series A Preferred Stock (2), (4), (5), (6)	2,272,580	39,523	-
Reach Media Group Holdings, Inc., Warrants to Purchase Series B Preferred Stock (2), (4), (5), (6)	2,476,138	193,122	0.02%
Reach Media Group Holdings, Inc., Warrants to Purchase Series C Preferred Stock (2), (4), (5), (6)	1,419,264	38,568	-
Total Radio and Television Broadcasting		301,348

Scheduled Air Transportation (2.34%)
N913DL Trust Beneficial Interest (Aircraft Trust) (2), (5), (8)	660	196,033	0.02%
N918DL Trust Beneficial Interest (Aircraft Trust) (2), (5), (8)	660	237,795	0.02%
N954DL Trust Beneficial Interest (Aircraft Trust) (2), (5), (8)	660	306,227	0.02%
N955DL Trust Beneficial Interest (Aircraft Trust) (2), (5), (8)	660	313,269	0.03%
N956DL Trust Beneficial Interest (Aircraft Trust) (2), (5), (8)	660	313,680	0.03%
N957DL Trust Beneficial Interest (Aircraft Trust) (2), (5), (8)	660	316,009	0.03%
N959DL Trust Beneficial Interest (Aircraft Trust) (2), (5), (8)	660	318,319	0.03%
N960DL Trust Beneficial Interest (Aircraft Trust) (2), (5), (8)	660	327,858	0.03%
N961DL Trust Beneficial Interest (Aircraft Trust) (2), (5), (8)	660	326,026	0.03%
N976DL Trust Beneficial Interest (Aircraft Trust) (2), (5), (8)	660	248,784	0.02%
United Air Lines, Inc., Equipment Trust Beneficial Interests (N510UA) (2), (5), (8)	370	4,551,159	0.35%
United Air Lines, Inc., Equipment Trust Beneficial Interests (N512UA) (2), (5), (8)	367	4,500,975	0.35%
United Air Lines, Inc., Equipment Trust Beneficial Interests (N536UA) (2), (5), (8)	512	5,871,834	0.47%
United Air Lines, Inc., Equipment Trust Beneficial Interests (N545UA) (2), (5), (8)	439	5,863,991	0.47%
United Air Lines, Inc., Equipment Trust Beneficial Interests (N585UA) (2), (5), (8)	367	5,552,076	0.44%
Total Scheduled Air Transportation		29,244,035

Semiconductor and Other Electronic Component Manufacturing (0.14%)
TPG Hattrick Holdco, LLC, Common Units (4), (5)	1,935,857	1,742,271	0.14%

Support Activities for Mining (0.73%)
DeepOcean Group Holding AS, Common Stock - (Norway) (4), (5)	410,366	9,086,760	0.73%

11

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidated Statement of Investments (Unaudited) (Continued)

June 30, 2012

Showing Percentage of Total Cash and Investments of the Company

	Principal			Percent of
	Amount		Fair	Cash and
Investment	or Shares		Value	Investments

Equity Securities (continued)
Wired Telecommunications Carriers (3.96%)
Hawaiian Telcom Holdco, Inc., Common Stock (4)		462,676	$9,026,809	0.72%
Hawaiian Telcom Holdco, Inc., Warrants (4)		54,272	325,632	0.02%
Integra Telecom, Inc., Common Stock (2), (4), (5), (6)		10,080,250	40,130,409	3.21%
Integra Telecom, Inc., Warrants (2), (4), (5), (6)		3,018,747	-	-
NEF Kamchia Co-Investment Fund, LP Interest - (Cayman Islands) (3), (4), (5)		6,550,500	82,975	0.01%
Total Wired Telecommunications Carriers			49,565,825

Total Equity Securities (Cost $352,299,067)			265,624,120

Total Investments (Cost $1,482,717,983) (7)			1,218,694,324

Cash and Cash Equivalents (2.56%)
Union Bank of California, Commercial Paper, 0.20%, due 8/30/12		$27,000,000	26,991,000	2.16%
Cash Denominated in Foreign Currency	CAD	42,433	41,740	-
Cash Denominated in Foreign Currency		€186,490	236,227	0.02%
Cash Denominated in Foreign Currency		£100,175	157,345	0.01%
Cash Held on Account at Various Institutions		$4,590,637	4,590,637	0.37%
Total Cash and Cash Equivalents			32,016,949

Total Cash and Investments			$1,250,711,273	100.00%

Notes to Statement of Investments:

(1)	Investments in bank debt generally are bought and sold among institutional investors in transactions not subject to registration under the Securities Act of 1933. Such transactions are generally subject to contractual restrictions, such as approval of the agent or borrower.

(2)	Affiliated issuer - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer).

(3)	Principal amount or shares denominated in foreign currency. Cost and fair value converted to U.S. dollars.

(4)	Non-income producing security.

(5)	Restricted security.

(6)	Not a controlling position.

(7)	Includes investments with an aggregate fair value of $34,250,000 that have been segregated to collateralize certain unfunded commitments.

(8)	Issuer is a controlled company.

(9)	Miscellaneous Securities are comprised of certain unrestricted security positions that have not previously been publicly disclosed.

Aggregate acquisitions and aggregate dispositions of investments, other than government securities, totaled $354,073,184 and $274,143,744, respectively. Aggregate acquisitions includes investment assets received as payment in-kind. Aggregate dispositions includes principal .paydowns on debt investments.

The total value of restricted securities and bank debt as of June 30, 2012 was $997,632,551, or 79.77% of total cash and investments of the Company.

Derivative instruments at June 30, 2012 were as follows:

	Notional
Instrument	Amount	Fair Value
Foreign currency forward exchange contract, sell EUR vs. USD for settlement August 20, 2012	€768,249	$(14,520)

12

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidated Statement of Operations (Unaudited)

Six Months Ended June 30, 2012

Investment income
Interest income:
Unaffiliated issuers	$40,913,497
Controlled companies	8,123,027
Other affiliates	12,502,327
Other income:
Unaffiliated issuers	226,810
Controlled companies	1,500,284
Other affiliates	646,343
Total investment income	63,912,288

Operating expenses
Management and advisory fees	14,325,000
Amortization of deferred debt issuance costs	533,566
Legal fees, professional fees and due diligence expenses	479,676
Interest expense	397,643
Commitment fees	332,803
Insurance expense	174,946
Director fees	127,500
Custody fees	88,000
Other operating expenses	282,979
Total expenses	16,742,113

Net investment income	47,170,175

Net realized and unrealized gain (loss)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(3,280,287)
Investments in controlled companies	(3,463,475)
Investments in other affiliates	10,912,206
Foreign currency transactions	(257,759)
Net realized gain:	3,910,685

Net change in net unrealized appreciation/depreciation on:
Investments	(4,579,427)
Foreign currency	(2,534,253)
Net change in net unrealized appreciation/depreciation	(7,113,680)

Net realized and unrealized loss	(3,202,995)

Dividends paid on Series A preferred equity facility	(1,786,427)
Net change in accumulated dividends on Series A preferred equity facility	18,167
Dividends paid on Series Z preferred shareholders	(22,394)
Net change in reserve for dividends to Series Z preferred shareholders	11,069

Net increase in net assets applicable to common shareholders resulting from operations	$42,187,595

See accompanying notes.

13

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidated Statements of Changes in Net Assets

	Six Months
	Ended
	June 30, 2012	Year Ended
	(Unaudited)	December 31, 2011

Total common shareholder committed capital	$1,105,000,000	$1,105,000,000

Net assets applicable to common shareholders, beginning of period	$834,615,259	$1,010,097,800

Net investment income	47,170,175	97,845,849
Net realized gain	3,910,685	56,014,941
Net change in net unrealized appreciation/depreciation	(7,113,680)	(185,217,538)
Dividends paid on Series A preferred equity facility from net investment income	(1,786,427)	(3,444,951)
Net change in accumulated dividends on Series A preferred equity facility	18,167	(30,547)
Dividends paid to Series Z preferred shareholders from net investment income	(22,394)	-
Net change in reserve for dividends to Series Z preferred shareholders	11,069	(22,711)
Net increase (decrease) in net assets applicable to common shareholders resulting from operations	42,187,595	(34,854,957)

Distributions to common shareholders from:
Net investment income	(50,000,000)	(93,607,988)
Net realized gain	-	(47,019,596)
Total distributions to common shareholders	(50,000,000)	(140,627,584)

Net assets applicable to common shareholders, end of period (including distributions in excess of net investment income of $1,857,733, and accumulated net investment income of $2,762,746, respectively)	$826,802,854	$834,615,259

14

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidated Statement of Cash Flows (Unaudited)

June 30, 2012

Operating activities
Net increase in net assets applicable to common shareholders resulting from operations	$42,187,595
Adjustments to reconcile net increase in net assets applicable to common shareholders resulting from operations to net cash used in operating activities:
Net realized gain	(3,910,685)
Net change in net unrealized appreciation/depreciation	7,465,148
Dividends paid on Series A preferred equity facility	1,786,427
Net change in accumulated dividends on Series A preferred equity facility	(18,167)
Dividends paid to Series Z shareholders	22,394
Net change in reserve for dividends to Series Z preferred shareholders	(11,069)
Interest income paid in kind	(3,978,733)
Net accretion of market discount	(1,175,838)
Accretion of original issue discount	(731,012)
Amortization of deferred debt issuance costs	533,566
Changes in assets and liabilities:
Purchases of investments	(350,094,451)
Proceeds from sales, maturities and paydowns of investments	274,143,744
Increase in receivable for investments sold	(16,546,086)
Decrease in accrued interest income - unaffiliated issuers	43,827
Increase in accrued interest income - controlled companies	(1,777,579)
Increase in accrued interest income - other affiliated issuers	(720,221)
Increase in prepaid expenses and other assets	(361,023)
Decrease in payable for investments purchased	(10,187,293)
Increase in payable to the Investment Manager	302,738
Decrease in interest payable	(2,821)
Increase in accrued expenses and other liabilities	92,425
Net cash used in operating activities	(62,937,114)

Financing activities
Proceeds from draws on credit facility	10,347,600
Dividends paid on Series A preferred equity facility	(1,786,427)
Dividends paid to Series Z preferred shareholders	(22,394)
Distributions to common shareholders	(50,000,000)
Net cash used in financing activities	(41,461,221)

Net decrease in cash and cash equivalents	(104,398,335)
Cash and cash equivalents at beginning of period	136,415,284
Cash and cash equivalents at end of period	$32,016,949

Supplemental disclosure:
Interest payments	$400,464

See accompanying notes.

15

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited)

June 30, 2012

1. Organization and Nature of Operations

Tennenbaum Opportunities Fund V, LLC (the “Company”), a Delaware Limited Liability Company, is registered as a nondiversified, closed-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Company has elected to be treated as a regulated investment company (“RIC”) for U.S. federal income tax purposes. As a RIC, the Company will not be taxed on its income to the extent that it distributes such income each year and satisfies other applicable income tax requirements. The Company was formed to acquire a portfolio of investments consisting primarily of bank loans, distressed debt, stressed high yield debt, mezzanine investments and public equities. The stated objective of the Company is to achieve high total returns while minimizing losses.

The Company’s investment operations commenced on October 10, 2006. On December 15, 2006, the Company contributed substantially all of its assets to Tennenbaum Opportunities Partners V, LP, a Delaware Limited Partnership (the “Partnership”), in exchange for 100% of the Partnership’s common limited partner interests in a nontaxable transaction. The Partnership is also registered as a nondiversified, closed-end management investment company under the 1940 Act, but has elected to be treated as a partnership for U.S. federal income tax purposes. Following the asset transfer, all portfolio activity has been conducted by and in the Partnership.

These consolidated financial statements include the accounts of the Company and the Partnership. All significant intercompany transactions and balances have been eliminated in the consolidation.

The General Partner of the Partnership is SVOF/MM, LLC (“SVOF/MM”). The managing member of SVOF/MM is Tennenbaum Capital Partners, LLC (“TCP”), which serves as the Investment Manager of both the Company and the Partnership. Babson Capital Management LLC serves as Co-Manager of both the Company and the Partnership. Substantially all of the equity interests in the General Partner are owned directly or indirectly by TCP, Babson Capital Management LLC and employees of TCP.

Company management consists of the Investment Manager and the Board of Directors. Partnership management consists of the General Partner and the Board of Directors. The Investment Manager and the General Partner direct and execute the day-to-day operations of the Company and the Partnership, respectively, subject to oversight from the respective Board of Directors, which sets the broad policies of the Company and performs certain functions required by the 1940 Act in the case of the Partnership. The Board of Directors of the Partnership has delegated investment management of the Partnership’s assets to the Investment Manager and the Co-Manager. Each Board of Directors consists of four persons, three of whom are independent. If the Company or the Partnership has preferred equity interests outstanding, as each currently does, the holders of the preferred interests voting separately as a class will be entitled to elect two of the Directors. The remaining directors will be subject to election by holders of the common interests and preferred interests voting together as a single class.

16

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

June 30, 2012

1. Organization and Nature of Operations (continued)

Company Structure

Total maximum capitalization of the consolidated Company is approximately $1.91 billion, consisting of $1.105 billion of common equity commitments, $369 million of preferred limited partner interests in the Partnership (the “Series A Preferred”), $436 million under a senior secured revolving credit facility issued by the Partnership (the “Senior Facility”) and $280,000 in Series Z preferred shares of the Company. The contributed common equity, preferred equity and the amount drawn under the Senior Facility are used to purchase Partnership investments and to pay certain fees and expenses of the Partnership and the Company. Most of the cash and investments of the Partnership are included in the collateral for the Senior Facility.

The Company will liquidate and distribute its assets and will be dissolved on October 10, 2016, subject to up to two one-year extensions if requested by the Investment Manager and approved by the outstanding common shares. The Partnership will liquidate and distribute its assets and will be dissolved on October 10, 2016, subject to up to two one-year extensions if requested by the General Partner and approved by the Company as the holder of the common limited partner interests in the Partnership. However, the Operating Agreement and Partnership Agreement will prohibit liquidation of the Company and the Partnership, respectively, prior to October 10, 2016 if the Series A Preferred are not redeemed in full prior to such liquidation.

Preferred Equity Facility

At June 30, 2012, the Partnership had 18,450 Series A preferred limited partner interests (the “Series A Preferred”) issued and outstanding with a liquidation preference of $20,000 per interest. The Series A Preferred are redeemable at the option of the Partnership, subject to certain conditions. Additionally, under certain conditions, the Partnership may be required to either redeem certain of the Series A Preferred or repay indebtedness, at the Partnership’s option. Such conditions would include a failure by the Partnership to maintain adequate collateral as required by its credit facility agreement or by the Statement of Preferences of the Series A Preferred, or a failure by the Partnership to maintain sufficient asset coverage as required by the 1940 Act. At June 30, 2012, the Partnership was in full compliance with such requirements.

The Series A Preferred accrue dividends at an annual rate equal to LIBOR plus 0.65%, or in the case of any holders of Series A Preferred that are CP Conduits (as defined in the leveraging documents), the higher of (i) LIBOR plus 0.65% or (ii) the CP Conduit’s cost of funds rate plus 0.65%, subject to certain limitations and adjustments.

17

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

June 30, 2012

2. Summary of Significant Accounting Policies

Basis of Presentation

The consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”). The following is a summary of the significant accounting policies of the Company and the Partnership.

Use of Estimates

The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements as well as the reported amounts of revenues and expenses during the reporting period. Although management believes these estimates and assumptions to be reasonable, actual results could differ from those estimates.

Investment Valuation

All of the Company’s investments are generally held by the Partnership. Management values investments held by the Partnership at fair value based upon the principles and methods of valuation set forth in policies adopted by the Partnership’s Board of Directors and in conformity with procedures set forth in the Senior Facility and Statement of Preferences for the Series A Preferred. Fair value is generally defined as the amount for which an investment would be sold in an orderly transaction between market participants at the measurement date.

Investments listed on a recognized exchange or market quotation system, whether U.S. or foreign, are valued for financial reporting purposes as of the last business day of the reporting period using the closing price on the date of valuation. Liquid investments not listed on a recognized exchange or market quotation system are priced by a nationally recognized pricing service or by using quotations from broker-dealers. Investments not priced by a pricing service or for which market quotations are either not readily available or are determined to be unreliable are valued by independent valuation services or, for investments aggregating less than 5% of the total capitalization of the Partnership, by the Investment Manager.

Fair valuations of investments are determined under guidelines adopted by the Partnership’s Board of Directors, and are subject to their approval. Generally, to increase objectivity in valuing the Partnership’s investments, the Investment Manager will utilize external measures of value, such as public markets or third-party transactions, whenever possible. The Investment Manager’s valuation is not based on long-term work-out value, immediate liquidation value, nor incremental value for potential changes that may take place in the future. The values assigned to investments that are valued by the Investment Manager are based on available information and do not necessarily represent amounts that might ultimately be realized, as these amounts depend on future circumstances and cannot reasonably be determined until the individual investments are actually liquidated. The foregoing policies apply to all investments, including those in companies and groups of affiliated companies aggregating more than 5% of the Partnership’s assets.

18

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

June 30, 2012

2. Summary of Significant Accounting Policies (continued)

Fair valuations of investments in each asset class are determined using one or more methodologies including the market approach, income approach, or, in the case of recent investments, the cost approach, as appropriate. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets. The income approach uses valuation techniques to convert future amounts (for example, cash flows or earnings) to a single present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. In following these approaches, the types of factors that may be taken into account include, as relevant: available current market data, including relevant and applicable market trading and transaction comparables, applicable market yields and multiples, security covenants, call protection provisions, information rights, the nature and realizable value of any collateral, the portfolio company’s ability to make payments, its earnings and discounted cash flows, the markets in which the portfolio company does business, comparisons of financial ratios of peer companies that are public, M&A comparables, our principal market and enterprise values, among other factors.

The ranges of unobservable inputs used in the fair value measurement of the Partnership’s Level 3 investments as of June 30, 2012 were as follows:

EBITDA Multiples	3.5x to 9.5x
Market Yields	5.2% to 18.8%

Significant increases or decreases in any of the above inputs in isolation would result in a significantly lower or higher fair value measurement.

Investments of the Partnership may be categorized based on the types of inputs used in valuing such investments. The level in the GAAP valuation hierarchy in which an investment falls is based on the lowest level input that is significant to the valuation of the investment in its entirety. Transfers between levels are recognized as of the beginning of the reporting period.

19

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

June 30, 2012

2. Summary of Significant Accounting Policies (continued)

At June 30, 2012, the investments of the Partnership were categorized as follows:

Level	Basis for Determining Fair Value	Bank Debt	Other Corporate Debt	Equity Securities
1	Quoted prices in active markets for identical assets	$-	$44,071,530	$17,404,345
2	Other observable market inputs*	141,403,655	263,615,827	27,804,320
3	Independent third-party pricing sources that employ significant unobservable inputs	438,608,577	50,543,287	206,140,846
3	Investment Manager valuations with significant unobservable inputs	14,827,328	-	14,274,609
Total		$594,839,560	$358,230,644	$265,624,120

* E.g., quoted prices in inactive markets or quotes for comparable instruments

Changes in investments categorized as Level 3 during the six months ended June 30, 2012 were as follows:

	Independent Third-Party Valuation
	Bank Debt	Other Corporate Debt	Equity Securities
Beginning balance	$414,110,814	$88,449,920	$169,221,402
Net realized and unrealized gains (losses)	(18,984,980)	(22,381,142)	14,427,671
Acquisitions	207,606,963	47,279,986	34,401,341
Dispositions	(164,124,220)	(62,805,477)	(11,909,568)
Ending balance	$438,608,577	$50,543,287	$206,140,846

Net change in unrealized gains (losses) during the period on investments still held at period end (included in net realized and unrealized gains/losses, above)	$(17,801,326)	$(2,335,569)	$15,896,939

20

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

June 30, 2012

2. Summary of Significant Accounting Policies (continued)

	Investment Manager Valuation
	Bank Debt	Other Corporate Debt	Equity Securities
Beginning balance	$3,132,810	$22,329,608	$15,819,109
Net realized and unrealized gains (losses)	93,964	-	180,948
Acquisitions	11,955,317	-	2,915,498
Dispositions	(354,763)	-	(4,055,740)
Transfer out of Level 3 ‡	-	(22,329,608)	(585,206)
Ending balance	$14,827,328	$-	$14,274,609

Net change in unrealized gains (losses) during the period on investments still held at period end (included in net realized and unrealized gains/losses, above)	$93,964	$-	$149,686

‡ Comprised of two investments that transferred to Level 2 due to increased trading volumes.

Investment Transactions

The Partnership records investment transactions on the trade date, except for private transactions that have conditions to closing, which are recorded on the closing date. The cost of investments purchased is based upon the purchase price plus those professional fees which are specifically identifiable to the investment transaction. Realized gains and losses on investments are recorded based on the specific identification method, which typically allocates the highest cost inventory to the basis of investments sold.

During the six months ended June 30, 2012, the Partnership and other holders of Real Mex Restaurants, Inc. (“Real Mex”) notes were approved as the winning bidders for Real Mex’s assets pursuant to a sale under Chapter 11, which included the Partnership’s funding of approximately $26.0 million of newly issued senior secured loans.  Due to expenses and significant working capital requirements that occurred during bankruptcy, the amount of Real Mex’s debt at exit increased, resulting in a decline in the value of the Partnership’s holdings of approximately $14.6 million as our existing notes were converted into new notes and equity.  This exchange was treated as a taxable event and the associated charge is included in net realized gain in the Consolidated Statement of Operations.  Excluding this charge, net realized gains were approximately $18.5 million.

Cash and Cash Equivalents

Cash consists of amounts held in accounts with brokerage firms and the custodian bank. Cash equivalents consist of highly liquid investments with an original maturity of three months or less.

21

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

June 30, 2012

2. Summary of Significant Accounting Policies (continued)

Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Partnership’s policy that its custodian take possession of the underlying collateral, the fair value of which is required to exceed the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Partnership may be delayed or limited.

Restricted Investments

The Partnership may invest without limitation in instruments that are subject to legal or contractual restrictions on resale. These instruments generally may be resold to institutional investors in transactions exempt from registration or to the public if the securities are registered. Disposal of these investments may involve time-consuming negotiations and additional expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted investments is included at the end of the Statement of Investments. Restricted investments, including any restricted investments in affiliates, are valued in accordance with the investment valuation policies discussed above.

Foreign Investments

The Partnership may invest in instruments traded in foreign countries and denominated in foreign currencies. At June 30, 2012, the Partnership held foreign currency denominated investments comprising approximately 7.58% of the Partnership’s total investments by fair value. Such positions were converted at the closing rate in effect at June 30, 2012 and reported in U.S. dollars. Purchases and sales of investments and income and expense items denominated in foreign currencies, when they occur, are translated into U.S. dollars on the respective dates of such transactions.   The Company and the Partnership report that portion of the results of operations resulting from foreign exchange rates on investments separately from the gains or losses arising from changes in market prices of investments held.

Investments in foreign companies and securities of foreign governments may involve special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include, among other things, revaluation of currencies, less reliable information about issuers, different transactions clearance and settlement practices, and potential future adverse political and economic developments. Moreover, investments in foreign companies and securities of foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies and the U.S. government.

22

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

June 30, 2012

2. Summary of Significant Accounting Policies (continued)

Derivatives

In order to mitigate certain currency exchange risks associated with foreign currency denominated investments, the Partnership has entered into certain forward exchange transactions. The Company and the Partnership recognize all derivatives as either assets or liabilities in the Statement of Assets and Liabilities. The transactions entered into are accounted for using the mark-to-market method with the resulting change in fair value recognized in earnings for the current period. Risks may arise upon entering into these contracts from potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

Gains and losses from derivative transactions during the six months ended June 30, 2012 were included in net realized and unrealized gain (loss) on investments in the Statement of Operations as follows:

Instrument	Realized	Unrealized
Foreign currency forward exchange contract	$-	$(14,520)

Valuations of foreign currency forward exchange contracts at June 30, 2012 were determined as follows:

Level	Basis for Determining Fair Value	Aggregate Value
1	Quoted prices in active markets for identical assets	$(14,520)

Debt Issuance Costs

Costs of approximately $8.5 million were incurred in connection with placing the Partnership’s Senior Facility. These costs were deferred and are being amortized on a straight-line basis over eight years, the estimated life of the Senior Facility. The impact of utilizing the straight-line amortization method versus the effective-interest method is not material to the operations of the Company or the Partnership.

Purchase Discounts

The majority of the Partnership’s high yield and distressed debt investments are purchased at a considerable discount to par as a result of the underlying credit risks and financial results of the issuer, as well as general market factors that influence the financial markets as a whole. GAAP generally requires that discounts on the acquisition of corporate (investment grade) bonds, municipal bonds and treasury bonds be amortized using the effective-interest or constant-yield method. However, GAAP also requires the Partnership to consider the collectability of interest when making accruals. Accordingly, when accounting for purchase discounts, the Partnership recognizes discount accretion income when it is probable that such amounts will be collected and when such amounts can be estimated.

23

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

June 30, 2012

2. Summary of Significant Accounting Policies (continued)

Income Taxes

The Company intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all federal income taxes. Accordingly, no provision for income taxes is required in the consolidated financial statements. The Partnership’s income or loss is reported in the partners’ income tax returns. As of June 30, 2012, all tax years of the Company and the Partnership since January 1, 2008 remain subject to examination by federal tax authorities. No such examinations are currently pending.

Cost and unrealized appreciation (depreciation) of the investments of the Partnership (including derivatives) at June 30, 2012 for U.S. federal income tax purposes were as follows:

Unrealized appreciation	$103,896,731
Unrealized depreciation	(367,934,910)
Net unrealized depreciation	(264,038,179)

Cost	$1,482,717,983

New Accounting Guidance

In May 2011, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”).  ASU 2011-04 was issued to converge guidance from the FASB and the International Accounting Standards Board on measuring fair value and for disclosing information about fair value measurements.  The changes include a consistent definition of the term “fair value” and enhanced disclosure requirements for investments that do not have readily determinable fair values, such as additional quantitative information about significant unobservable inputs and a qualitative discussion about the sensitivity of the fair value measurement to changes in the unobservable inputs.  The provisions of ASU 2011-04 were effective for the Company and the Partnership on January 1, 2012.  The adoption of ASU 2011-04 by the Company and the Partnership resulted in increased disclosures around fair value but did not impact the measurement of fair value of the Partnership’s investments.

24

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

June 30, 2012

3. Allocations and Distributions

Net income and gains of the Partnership are distributed first to the Company until it has received an 8% annual weighted-average return on its undistributed contributed equity, and then to the General Partner of the Partnership until it has received 20% of all cumulative income and gain distributions. 80% of all remaining net income and gain distributions are allocated to the Company, with the remaining 20% allocated to the General Partner. For purposes of determining whether the 8% return to the Company has been exceeded and whether the General Partner has received the catch-up amount, the performance of the Partnership includes the performance of the Company for periods prior to the inception of the Partnership. Net investment income or loss, realized gain or loss on investments and appreciation or depreciation on investments for the period are allocated to the Company and the General Partner in a manner consistent with that used to determine distributions.

Common distributions are generally based on the estimated taxable earnings of the Company and are recorded on the ex-dividend date. The timing of distributions to the Company is determined by the General Partner, which has provided the Investment Manager with certain criteria for such distributions. The timing and amount to be paid by the Company as a distribution to its shareholders is determined by its Board of Directors, which has provided the Investment Manager with certain criteria for such distributions, and are generally based on amounts received from the Partnership, less any Company expenses and dividends to Series Z Preferred Shareholders. Any net long-term capital gains are distributed at least annually. As of June 30, 2012, the Company had distributed $433,190,955 to the common shareholders since inception.

The Company’s Series Z share dividend rate is fixed at 8% per annum.

4. Management and Advisory Fees and Other Expenses

The Investment Manager receives an annual management and advisory fee, payable monthly in arrears, equal to 1.5% of the sum of the committed common equity (reduced after the ramp-up by returns of contributed capital), the maximum amount available under the Senior Facility, and the maximum amount of the Series A Preferred, subject to reduction by the amount of the Senior Facility commitment when the Senior Facility is no longer outstanding and the amount of the Series A Preferred when less than $1 million in liquidation preference of preferred securities remains outstanding. In addition to the management fee, the General Partner of the Partnership is entitled to a performance allocation as discussed in Note 3, above. As compensation for its services, the Co-Manager receives a portion of the management fees paid to the Investment Manager. The Co-Manager also receives a portion of any performance allocation paid to the General Partner.

25

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

June 30, 2012

4. Management and Advisory Fees and Other Expenses (continued)

The Company and the Partnership pay all respective expenses incurred in connection with the business of the Company and the Partnership, including fees and expenses of outside contracted services, such as custodian, administrative, legal, audit and tax preparation fees, costs of valuing investments, insurance costs, brokers’ and finders’ fees relating to investments and any other transaction costs associated with the purchase and sale of investments of the Partnership.

5. Senior Secured Revolving Credit Facility

The Partnership has entered into a credit agreement with certain lenders, which provides for a senior secured revolving credit facility (the “Senior Facility”) pursuant to which amounts may be drawn up to $436 million. The Senior Facility matures December 15, 2014, subject to extension by the lenders at the request of the Partnership for one 364-day period.

Advances under the Senior Facility bear interest at LIBOR or EURIBOR plus 0.35% per annum, except in the case of loans from CP Conduits, which bear interest at the higher of (i) LIBOR or EURIBOR (as applicable) plus 0.35% or (ii) the CP Conduit’s cost of funds plus 0.35%, subject to certain limitations. Short-term advances under the swingline facility bear interest at the LIBOR Market Index Rate plus 0.35% per annum or the main refinancing rate as set by the European Central Bank for such period, plus 0.85% per annum. The weighted-average interest rate on outstanding borrowings at June 30, 2012 was 0.73%. In addition to amounts due on outstanding debt, the Senior Facility accrues commitment fees of 0.15% per annum on the unused portion of the Senior Facility, or 0.20% per annum when less than $87,200,000 in borrowings are outstanding. The Senior Facility may be terminated, and any outstanding amounts thereunder may become due and payable, should the Partnership fail to satisfy certain financial or other covenants. As of June 30, 2012, the Partnership was in full compliance with such covenants.

Foreign currency advances are reported in US dollars using the closing rate in effect on the date of valuation. At June 30, 2012, outstanding borrowings included €70,000,000 (US $88,673,400), and interest payable included €2,823 (US $3,576).

6. Commitments, Concentration of Credit Risk and Off-Balance Sheet Risk

The Partnership conducts business with brokers and dealers that are primarily headquartered in New York and Los Angeles and are members of the major securities exchanges. Banking activities are conducted with a firm headquartered in the New York area.

26

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

June 30, 2012

6. Commitments, Concentration of Credit Risk and Off-Balance Sheet Risk (continued)

In the normal course of business, the Partnership’s investment activities involve executions, settlement and financing of various investment transactions resulting in receivables from, and payables to, brokers, dealers and the Partnership’s custodian. These activities may expose the Company and the Partnership to risk in the event such parties are unable to fulfill contractual obligations. Management does not anticipate any material losses from counterparties with whom it conducts business.

The Consolidated Statement of Investments includes certain revolving loan facilities held by the Partnership with aggregate unfunded balances of approximately $29.5 million.

Consistent with standard business practice, the Company and the Partnership enter into contracts that contain a variety of indemnifications and are engaged from time to time in various legal actions. The maximum exposure of the Company and the Partnership under these arrangements and activities is unknown. However, the Company and the Partnership expect the risk of material loss to be remote.

7. Related Parties

The Company, the Partnership, the Investment Manager, the General Partner and their members and affiliates may be considered related parties. From time to time, the Partnership makes payments to third parties on behalf of the Company which are funded by or reimbursable through contributions from or deductions from distributions to the Company. At June 30, 2012, the Company had a receivable from the Partnership, and the Partnership had a liability to the Company, in the amount of $603,086 as reflected in the Consolidating Statement of Assets and Liabilities. From time to time, the Investment Manager advances payments to third parties on behalf of the Company and the Partnership and receives reimbursement from the Company and the Partnership. At June 30, 2012, such reimbursable amounts totaled $505,922, as reflected in the Consolidated Statement of Assets and Liabilities.

8. Series Z Preferred Capital

In addition to the Series A Preferred of the Partnership described in Note 1, the Company had 560 Series Z preferred shares authorized, issued and outstanding as of June 30, 2012. The Series Z preferred shares have a liquidation preference of $500 per share plus accumulated but unpaid dividends and pay dividends at an annual rate equal to 8% of liquidation preference. The Series Z preferred shares are redeemable at any time at the option of the Company and may only be transferred with the consent of the Company.

27

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

June 30, 2012

9. Financial Highlights

	Six Months
	Ended
	June 30, 2012	Year Ended December 31,
	(Unaudited)	2011	2010	2009	2008

Per Common Share (1)
Net asset value, beginning of period	$10,660.86	$12,902.36	$12,009.93	$7,317.59	$15,376.96

Equity placement costs charged to paid-in capital	-	-	-	(6.86)	(18.62)

Investment operations:
Net investment income	602.53	1,249.82	1,366.78	1,022.14	1,095.15
Net realized and unrealized gain (loss)	(40.91)	(1,650.35)	913.47	4,688.68	(8,186.72)
Dividends on Series A preferred equity facility	(22.82)	(44.00)	(46.77)	(50.27)	(104.90)
Net change in accumulated dividends on Series A preferred equity facility	0.23	(0.39)	0.44	9.72	5.96
Dividends to Series Z preferred shareholders	(0.29)	-	(0.57)	-	(0.95)
Net change in reserve for dividends to Series Z preferred shareholders	0.14	(0.29)	0.28	(0.29)	0.51
Total from investment operations	538.88	(445.21)	2,233.63	5,669.98	(7,190.95)

Distributions to common shareholders from:
Net investment income	(638.67)	(1,195.69)	(1,341.20)	(970.78)	(849.80)
Net realized gain	-	(600.60)	-	-	-
Net asset value, end of period	$10,561.07	$10,660.86	$12,902.36	$12,009.93	$7,317.59

Return on invested assets (2), (3)	5.3%	(0.8)%	18.0%	58.9%	(32.0)%

Total return to common shareholders (2), (4)	5.1%	(4.2)%	19.4%	81.6%	(51.2)%
Less: performance allocation	-	-	-	-	-
Return to common shareholders (2), (4)	5.1%	(4.2)%	19.4%	81.6%	(51.2)%

Ratios to average common equity: (5), (6)
Net investment income	11.2%	10.1%	10.9%	11.2%	8.7%
Expenses	4.0%	3.4%	3.4%	4.9%	7.9%
Expenses and General Partner allocation	4.0%	3.4%	3.4%	4.9%	7.9%

Ending common shareholder equity	$826,802,854	$834,615,259	$1,010,097,800	$940,230,903	$463,448,012
Portfolio turnover rate (2)	23.6%	41.1%	66.8%	48.3%	61.5%
Weighted-average debt outstanding	$83,389,920	$88,160,550	$82,122,988	$119,602,754	$347,492,137
Weighted-average interest rate	1.0%	1.5%	0.9%	1.3%	3.8%
Weighted-average number of shares	78,287.8060	78,287.8060	78,287.8060	78,246.8351	50,800.8348
Average debt per share (7)	$1,065	$1,126	$1,049	$1,529	$6,840

28

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

June 30, 2012

9. Financial Highlights (continued)

Annualized Inception to Date Performance Data as of June 30, 2012:
Return on invested assets (3)	5.2%
Internal rate of return (8)	3.4%

(1)	Per share changes in net asset value are computed based on the actual number of shares subscribed and outstanding during the time in which such activity occurred.

(2)	Not annualized for periods of less than one year.

(3)	Return on invested assets is a time-weighted, geometrically linked rate of return and excludes cash and cash equivalents.

(4)	Returns (net of dividends on the preferred equity facility, allocations to the General Partner, and fund expenses, including financing costs and management fees) calculated on a monthly geometrically linked, time-weighted basis.

(5)	Annualized for periods of less than one year, except for allocations to the General Partner.

(6)	These ratios included interest expense but do not reflect the effect of dividend payments on the preferred equity facility. The ratio of expenses to average common shareholder equity is higher in earlier periods, and net investment income to average common shareholder equity is reduced, due to the Company's relatively smaller capital base while the Company was ramping up.

(7)	Includes subscribed shares.

(8)	Returns are net of dividends on the preferred equity facility, allocations to the General Partner and fund expenses, including financing costs and management fees. Internal rate of return (“IRR”) is the imputed annual return over an investment period and, mathematically, is the rate of return at which the discounted cash flows equal the initial cash outlays. The IRR presented assumes liquidation of the fund at net asset value as of the balance sheet date.

29

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidated Schedule of Changes in Investments in Affiliates (1) (Unaudited)

June 30, 2012

	Value,
	Beginning			Value,
	of			End of
Investment	Period	Acquisitions	Dispositions	Period

Doral GP, Ltd., GP Interest	$225	$-	$-	$-
Contech Engineered Solutions, LLC, Senior Secured 1st Lien Term Loan, LIBOR + 8% Cash + 3% PIK, 2% LIBOR Floor, due 2/7/17	-	9,973,319	-	9,944,225
Contech Holdings, Inc., Common Stock	-	17,781,375	-	18,670,444
Dialogic Corporation, Inc., Senior Secured Notes, 5% Cash + 5% PIK, due 3/31/15	-	30,158,733	-	31,307,087
Dialogic, Inc., Convertible Notes ($0.87 Conversion Price), 1%, due 8/15/12	-	1,577,799	-	1,285,906
Dialogic, Inc., Convertible Notes ($1 Conversion Price), 1%, due 8/15/12	-	16,799,900	-	13,691,919
Dialogic, Inc., Preferred Stock	-	100	-	100
Dialogic, Inc., Warrants to Purchase Common Stock	-	-	-	3,913,600
Encompass Digital Media, Inc., 1st Lien Term Loan, LIBOR + 6%, 1.75% LIBOR Floor, due 2/28/16	9,535,444	2,900	(9,769,922)	-
Encompass Digital Media, Inc., 2nd Lien Term Loan, 16.5%, due 8/28/16	60,121,036	78,137	(59,232,548)	-
Encompass Digital Media Group, Inc., Common Stock	12,375,006	-	(10,905,738)	-
ESP Holdings, Inc., 2nd Lien Term Loan, LIBOR + 13%, 2.5% LIBOR Floor, due 3/31/17	10,181,505	-	(4,301,096)	5,858,904
ESP Holdings, Inc., Junior Unsecured Subordinated Promissory Notes, 6% Cash + 10% PIK, due 12/31/19	2,052,035	119,446	-	2,161,272
ESP Holdings, Inc., 15% PIK, Cumulative Preferred Stock	1,081,109	-	-	1,147,919
ESP Holdings, Inc., Common Stock	2,457,524	-	-	2,320,048
Fleetwood Enterprises, Inc., Common Stock	11,386	-	-	11,386
Integra Telecom Holdings, Inc., 1st Lien Term Loan, LIBOR + 7.25%, 2% LIBOR Floor, due 4/15/15	10,565,781	13,004	(62,974)	11,911,020
Integra Telecom, Inc., Common Stock	42,429,708	-	-	40,130,409
Integra Telecom, Inc., Senior Secured 1st Lien Notes, 10.75%, due 4/15/16	-	5,428,150	-	5,653,526
Integra Telecom, Inc., Warrants	-	-	-	-
Medfort, S.a.r.1., 1st Lien Term Loan A, 15%, due 11/21/17	3,925,811	236,405	-	4,065,946
Medfort, S.a.r.1., 1st Lien Term Loan B, 1%, due 11/21/17	7,042,606	75,534	-	10,137,021
Medfort, S.a.r.1., 1st Lien Term Loan B2, 1%, due 11/21/17	-	13,379,836	-	12
N913DL Trust, Aircraft Secured Mortgage, 8%, due 7/15/18	-	784,132	-	784,132
N918DL Trust, Aircraft Secured Mortgage, 8%, due 7/15/18	-	951,182	-	951,182
N954DL Trust, Aircraft Secured Mortgage, 8%, due 9/20/19	-	1,224,909	-	1,224,909
N955DL Trust, Aircraft Secured Mortgage, 8%, due 9/20/19	-	1,253,075	-	1,253,075
N956DL Trust, Aircraft Secured Mortgage, 8%, due 9/20/19	-	1,254,721	-	1,254,721
N957DL Trust, Aircraft Secured Mortgage, 8%, due 9/20/19	-	1,264,035	-	1,264,035
N959DL Trust, Aircraft Secured Mortgage, 8%, due 9/20/19	-	1,273,276	-	1,273,276
N960DL Trust, Aircraft Secured Mortgage, 8%, due 9/20/19	-	1,311,434	-	1,311,434
N961DL Trust, Aircraft Secured Mortgage, 8%, due 9/20/19	-	1,304,105	-	1,304,105
N976DL Trust, Aircraft Secured Mortgage, 8%, due 7/15/18	-	995,131	-	995,131
N913DL Trust Beneficial Interest (Aircraft Trust)	-	196,033	-	196,033
N918DL Trust Beneficial Interest (Aircraft Trust)	-	237,795	-	237,795
N954DL Trust Beneficial Interest (Aircraft Trust)	-	306,227	-	306,227
N955DL Trust Beneficial Interest (Aircraft Trust)	-	313,269	-	313,269
N956DL Trust Beneficial Interest (Aircraft Trust)	-	313,680	-	313,680
N957DL Trust Beneficial Interest (Aircraft Trust)	-	316,009	-	316,009
N959DL Trust Beneficial Interest (Aircraft Trust)	-	318,319	-	318,319
N960DL Trust Beneficial Interest (Aircraft Trust)	-	327,858	-	327,858
N961DL Trust Beneficial Interest (Aircraft Trust)	-	326,026	-	326,026
N976DL Trust Beneficial Interest (Aircraft Trust)	-	248,784	-	248,784

30

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidated Schedule of Changes in Investments in Affiliates (1) (Unaudited) (Continued)

June 30, 2012

	Value,			Value,
	Beginning of			End of
Investment	Period	Acquisitions	Dispositions	Period

NHSAS Holdings, LLC, Membership Units	8,890	-	-	8,689
Novasep Holdings SAS, Senior Secured 1st Lien Notes, 8%, due 12/15/16	-	22,298,153	-	24,321,000
NVHL S.A, Common Shares	-	21,537,478	-	22,970,836
Online Resources Corporation, Common Stock	4,741,748	-	-	4,761,342
Perseus Holdings S.A., Common Stock	-	-	-	-
Primacom Holding GmbH, Super Senior Facility A, 12% PIK, due 9/30/15	-	4,219,274	-	4,018,027
Primacom Management GmbH, 2nd Lien Term Loan, 10% PIK, due 5/19/17	10,209,488	4,549,900	-	14,399,671
Primacom Management GmbH, Mezzanine Term Loan A, 1% PIK, due 11/21/17	3,269,935	9,006	-	3,204,450
Primacom Management GmbH, Mezzanine Term Loan B, 1% PIK, due 11/21/17	11,901,583	5,765	(13,385,601)	-
Reach Media Group Holdings, Inc., Warrants to Purchase Common Stock	-	-	-	30,135
Reach Media Group Holdings, Inc., Warrants to Purchase Series A Preferred Stock	-	-	-	39,523
Reach Media Group Holdings, Inc., Warrants to Purchase Series B Preferred Stock	-	-	-	193,122
Reach Media Group Holdings, Inc., Warrants to Purchase Series C Preferred Stock	-	-	-	38,568
RM Holdco, LLC, Membership Units	-	6,501,223	-	6,501,223
RM Holdco, LLC, Subordinated Convertible Term Loan, 1.12% PIK, due 3/21/18	-	16,366,154	-	16,366,154
RM OpCo, LLC, Senior Secured 1st Lien Term Loan Tranche A, 11%, due 3/19/16	-	10,559,054	-	10,559,054
RM OpCo, LLC, Senior Secured 1st Lien Term Loan Tranche B, 12% Cash + 7% PIK, due 3/19/16	-	16,954,901	-	16,954,901
RMG Networks, Inc., Senior Secured 1st Lien Term Loan, 14%, due 4/10/15	10,985,525	2,096,944	-	15,713,498
TOPV New World Holdings, LLC, Membership Interests	65,561,215	-	-	78,082,743
United Air Lines, Inc., Aircraft Secured Mortgage (N510UA), 20%, due 9/26/16	5,945,046	-	(302,808)	5,687,057
United Air Lines, Inc., Aircraft Secured Mortgage (N512UA), 20%, due 10/26/16	6,003,557	-	(296,299)	5,753,285
United Air Lines, Inc., Aircraft Secured Mortgage (N536UA), 16%, due 8/21/14	3,953,069	-	(558,337)	3,413,216
United Air Lines, Inc., Aircraft Secured Mortgage (N545UA), 16%, due 7/17/15	5,368,794	-	(500,330)	4,916,492
United Air Lines, Inc., Aircraft Secured Mortgage (N585UA), 20%, due 10/25/16	7,049,074	-	(347,900)	6,760,236
United Air Lines, Inc., Equipment Trust Beneficial Interests (N510UA)	4,449,970	302,809	(171,054)	4,551,159
United Air Lines, Inc., Equipment Trust Beneficial Interests (N512UA)	4,369,319	296,299	(168,249)	4,500,975
United Air Lines, Inc., Equipment Trust Beneficial Interests (N536UA)	6,537,465	558,338	(215,300)	5,871,834
United Air Lines, Inc., Equipment Trust Beneficial Interests (N545UA)	5,835,647	500,331	(226,425)	5,863,991
United Air Lines, Inc., Equipment Trust Beneficial Interests (N585UA)	4,749,763	347,900	(222,802)	5,552,076
Woodbine Holdings, LLC, Senior Secured Notes, 12%, due 5/15/16	22,329,608	-	-	26,987,100
Woodbine Holdings, LLC, Warrants to Purchase Membership Units	4,023,992	-	(4,055,740)	-
Woodbine Intermediate Holdings, LLC, Membership Units	-	4,055,740	-	9,122,398

Note to Schedule of Changes in Investments in Affiliates:

(1)	The issuers of the securities listed on this schedule are considered affiliates under the Investment Company Act of 1940 due to the ownership by the Partnership of 5% or more of the issuers' voting securities.

31

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidated Schedule of Restricted Securities of Unaffiliated Issuers (Unaudited)

June 30, 2012

Investment	Acquisition Date	Cost

Bally Total Fitness Holding Corporation, Common Stock	4/30/10	$13,422,993
Bally Total Fitness Holding Corporation, Warrants	4/30/10	-
BPA Laboratories, Inc., Senior Secured Notes, 12.25%, due 4/1/17	3/15/12	16,385,960
DeepOcean Group Holding AS, Common Stock	5/13/11	9,786,480
GXS Holdings, Inc., Common Stock	3/28/08	2,510,633
GXS Holdings, Inc., Series A Preferred Stock	3/28/08	100,425
HW Topco, Inc., Common Stock	1/13/12	4,356,963
HW Topco, Inc., Preferred Stock	1/13/12	11,398
ITC^DeltaCom, Inc., Senior Secured Notes, 10.5%, due 4/1/16	4/9/10	16,180,655
LBI Media, Inc., Senior Secured Notes, 9.25%, due 4/15/19	Various 2012	9,232,575
NEF Kamchia Co-Investment Fund, LP Interest	7/31/07	8,982,702
NEF Telecom Company BV, Mezzanine Term Loan, EURIBOR + 4.5% Cash + 7.5% PIK, due 8/16/17	8/31/07	69,576,180
Open Solutions, Inc., Senior Subordinated Notes, 9.75%, due 2/1/15	Various 2011-2012	5,379,963
Precision Holdings, LLC, Class C Membership Interests	9/30/10 & 7/25/11	3,929
Rural Metro Corp, Senior Unsecured Notes, 10.125%, due 7/15/19	2/3/12	6,484,688
Shop Holding, LLC, Class A Units	6/2/11	1,301,747
Shop Holding, LLC, Warrants to Purchase Class A Units	6/2/11	-
STG-Fairway Holdings, LLC, Class A Units	12/30/10	3,096,484
TBC Holdings I, Inc., Common Stock	11/18/11	281,286
TPG Hattrick Holdco, LLC, Common Units	9/30/10	892,388
Tropicana Entertainment, Inc., Common Stock	3/8/10	9,612,500
Vertellus Specialties, Inc., Senior Secured Notes, 9.375%, due 10/1/15	12/6/11 & 1/18/12	11,707,318
Westmoreland Coal Co., Senior Secured Notes, 10.75%, due 2/1/18	6/22/12	7,731,680

32

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidating Statement of Assets and Liabilities (Unaudited)

June 30, 2012

	Tennenbaum	Tennenbaum		Tennenbaum
	Opportunities	Opportunities		Opportunities
	Fund V, LLC	Partners V, LP		Fund V, LLC
	Standalone	Standalone	Eliminations	Consolidated
Assets
Investments:
Unaffiliated issuers	$-	$734,820,825	$-	$734,820,825
Controlled companies	-	204,088,452	-	204,088,452
Investment in subsidiary	827,143,613	-	(827,143,613)	-
Other affiliates	-	279,785,047	-	279,785,047
Total investments	827,143,613	1,218,694,324	(827,143,613)	1,218,694,324

Cash and cash equivalents	-	32,016,949	-	32,016,949
Accrued interest income	-	19,265,980	-	19,265,980
Receivable for investments sold	-	16,546,086	-	16,546,086
Deferred debt issuance costs	-	2,689,861	-	2,689,861
Receivable from the Partnership	603,086	-	(603,086)	-
Prepaid expenses and other assets	106,972	1,594,516	-	1,701,488
Total assets	827,853,671	1,290,807,716	(827,746,699)	1,290,914,688

Liabilities
Credit facility payable	-	88,673,400	-	88,673,400
Management and advisory fees payable	-	2,387,500	-	2,387,500
Payable for investments purchased	-	893,248	-	893,248
Payable to the Company	-	603,086	(603,086)	-
Equity placement costs payable	543,163	-	-	543,163
Payable to the Investment Manager	139,385	366,537	-	505,922
Unrealized loss on foreign currency forward contract	-	14,520	-	14,520
Interest payable	-	3,576	-	3,576
Accrued expenses and other liabilities	75,160	842,378	-	917,538
Total liabilities	757,708	93,784,245	(603,086)	93,938,867

Preferred stock
Series Z preferred stock	280,000	-	-	280,000
Accumulated dividends on Series Z preferred stock	13,109	-	-	13,109
Total preferred stock	293,109	-	-	293,109

Preferred equity facility
Series A preferred limited partner interests	-	369,000,000	-	369,000,000
Accumulated dividends on Series A preferred equity facility	-	879,858	-	879,858
Total preferred limited partner interests	-	369,879,858	-	369,879,858

Net assets	$826,802,854	$827,143,613	$(827,143,613)	$826,802,854

Composition of net assets
Common stock	$78	$-	$-	$78
Additional paid-in capital	1,078,833,219	1,081,728,330	(1,081,728,330)	1,078,833,219
Accumulated deficit	(252,017,334)	(254,584,717)	254,584,717	(252,017,334)
Accumulated dividends to Series Z preferred shareholders	(13,109)	-	-	(13,109)
Net assets	$826,802,854	$827,143,613	$(827,143,613)	$826,802,854

33

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidating Statement of Operations (Unaudited)

Six Months Ended June 30, 2012

	Tennenbaum	Tennenbaum		Tennenbaum
	Opportunities	Opportunities		Opportunities
	Fund V, LLC	Partners V, LP		Fund V, LLC
	Standalone	Standalone	Eliminations	Consolidated
Investment income
Interest income:
Unaffiliated issuers	$-	$40,913,497	$-	$40,913,497
Controlled companies	-	8,123,027	-	8,123,027
Other affiliates	-	12,502,327	-	12,502,327
Other income:
Unaffiliated issuers	-	226,810	-	226,810
Controlled companies	-	1,500,284	-	1,500,284
Other affiliates	-	646,343	-	646,343
Total interest and related investment income	-	63,912,288	-	63,912,288

Operating expenses:
Management and advisory fees	-	14,325,000	-	14,325,000
Amortization of deferred debt issuance costs	-	533,566	-	533,566
Legal fees, professional fees and due diligence expenses	(41,108)	520,784	-	479,676
Interest expense	-	397,643	-	397,643
Commitment fees	-	332,803	-	332,803
Insurance expense	57,023	117,923	-	174,946
Director fees	42,500	85,000	-	127,500
Custody fees	-	88,000	-	88,000
Other operating expenses	4,052	278,927	-	282,979
Total expenses	62,467	16,679,646	-	16,742,113

Net investment income	(62,467)	47,232,642	-	47,170,175

Net realized and unrealized gain (loss)
Net realized gain (loss) from:
Investments in unaffiliated issuers	-	(3,280,287)	-	(3,280,287)
Investments in controlled companies	-	(3,463,475)	-	(3,463,475)
Investments in other affiliates	-	10,912,206	-	10,912,206
Foreign currency transactions	-	(257,759)	-	(257,759)
Net realized gain	-	3,910,685	-	3,910,685
Net change in net unrealized appreciation/depreciation	42,261,387	(7,113,680)	(42,261,387)	(7,113,680)
Net realized and unrealized loss	42,261,387	(3,202,995)	(42,261,387)	(3,202,995)

Dividends paid on Series A preferred equity facility	-	(1,786,427)	-	(1,786,427)
Net change in accumulated dividends on Series A preferred equity facility	-	18,167	-	18,167
Dividends paid to Series Z preferred shareholders	(22,394)	-	-	(22,394)
Net change in reserve for distributions to Series Z preferred shareholders	11,069	-	-	11,069
Net increase in net assets resulting from operations	$42,187,595	$42,261,387	$(42,261,387)	$42,187,595

34

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Approval of Investment Management Agreements

(Unaudited)

On April 27, 2012, the Boards of Directors of the Company and the Partnership, including the “non-interested” Directors (the “Independent Directors”), voted to approve the respective Investment Management Agreement and Co-Management Agreement of the Company and the Partnership (each a “Management Agreement” and collectively, the “Management Agreements”) for an additional one-year term.

In considering whether to recommend re-approval of the Management Agreements, the Independent Directors reviewed materials provided by the Investment Manager, the Co-Manager, fund counsel and independent counsel. The Directors also met with senior personnel of the Investment Manager and discussed a number of topics affecting their determination, including the following.

(i) The nature, extent and quality of services provided by the Investment Manager and Co-Manager. The Independent Directors reviewed the services that the Investment Manager and Co-Manager provide to the Company and the Partnership. The Independent Directors noted the comprehensive range of such services and that the Investment Manager had developed reporting, valuation and other procedures that were customized to the specialized natures of the Company and the Partnership, and that the Investment Manager had expertise in administering such procedures. In addition, the Independent Directors considered the size, education, background and experience of the Investment Manager’s and Co-Manager’s staff. They also took into consideration the Investment Manager’s and Co-Manager’s quality of service and noted their longevity in the industry. Lastly, the Independent Directors reviewed the Investment Manager’s ability to attract and retain quality and experienced personnel. The Independent Directors concluded that the scope of services expected to be provided by the Investment Manager and Co-Manager to the Company and the Partnership and the experience and expertise of the personnel performing such services was consistent with the nature, extent and quality expected of an Investment Manager of investment vehicles such as the Company and the Partnership.

(ii) Investment performance of the Company, the Partnership and the Investment Manager. The Independent Directors reviewed the past investment performance of the Company and the Partnership and other funds for which the Investment Manager provides investment advisory services, both on an absolute basis and as compared to other funds that had invested in similar investments, as well as general market indices, and the Independent Directors noted that the Company and the Partnership had performed satisfactorily.

35

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Approval of Investment Management Agreements (Continued)

(Unaudited)

(iii) Cost of the services provided and profits realized by the Investment Manager from the relationship with the Company and the Partnership. The Independent Directors considered the cost of the services provided by the Investment Manager. As part of their analysis, the Independent Directors gave substantial consideration to the compensation payable to the Investment Manager, the terms of which are summarized in the footnotes to the financial statements included in this report. The Independent Directors also noted the types of expenses for which the Company and the Partnership on the one hand, or the Investment Manager and Co-Manager on the other, are responsible. In reviewing the management compensation, the Independent Directors considered the management fees and operating expense ratios of other registered and non-registered funds managed by the Investment Manager and by other managers that had somewhat comparable investment programs. The Independent Directors also noted that the compensation provisions had been subject to extensive discussion with several of the large institutional investors in the Company and the Partnership.

The Independent Directors also reviewed information regarding the profitability to the Investment Manager of its relationship with the Company and the Partnership and information on the financial condition of the Investment Manager. The Independent Directors noted that the Investment Manager and Co-Manager and their affiliates did not receive revenues from any other source, such as brokerage commissions or origination fees, in relation to the Company and the Partnership. The Independent Directors found that the profits realized by the Investment Manager from its relationship with the Company and the Partnership were reasonable and consistent with the Investment Manager’s fiduciary duties. The Independent Directors noted that the Co-Manager was unable to provide the Directors with the information requested on the profitability to the Co-Manager of its relationship with the Company and the Partnership. The Independent Directors also found that the Investment Manager and Co-Manager each had the financial resources necessary to continue to carry out their respective functions.

The Independent Directors concluded that the management and performance fees for the Investment Manager and Co-Manager were reasonable.

(iv) The extent to which economies of scale would be realized as the Company and the Partnership grow and whether fee levels would reflect such economies of scale. In light of the Company’s and the Partnership’s predetermined sizes and policies of distributing all realized income, the Independent Directors determined that the possibility of economies of scale was not relevant with respect to the current structures of the Company and the Partnership and accordingly did not consider whether fee levels would reflect any economies of scale.

In considering the Management Agreements, no single factor was determinative to the decision of the Directors. Rather, after weighing all of the reasons discussed above, the Independent Directors unanimously recommended re-approval of each of the Management Agreements.

36

ITEM 2.          CODE OF ETHICS.

Not applicable for filing of Semiannual Reports to Shareholders.

ITEM 3.          AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for filing of Semiannual Reports to Shareholders.

ITEM 4.          PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for filing of Semiannual Reports to Shareholders.

ITEM 5.          AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.          SCHEDULE OF INVESTMENTS

(a)	Included in Semiannual Shareholder Report in Item 1.

(b)	Not applicable

ITEM 7.          DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for filing of Semiannual Reports to Shareholders.

ITEM 8.          PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.

(a)	Not applicable for filing of Semiannual Reports to Shareholders.

(b)	None.

ITEM 9.          PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

None.

ITEM 10.          SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.          CONTROLS AND PROCEDURES.

(a)       The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) under the Securities Exchange Act of 1934.

(b)       There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.          EXHIBITS.

(a)       (1) Not applicable for filing of Semiannual Reports to Shareholders.

(a)       (2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)      (3) Not applicable.

(b)      Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tennenbaum Opportunities Fund V, LLC

By:	/s/ Mark K. Holdsworth
Name: Mark K. Holdsworth
Title: Chief Executive Officer
Date: September 10, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Mark K. Holdsworth
Name: Mark K. Holdsworth
Title: Chief Executive Officer
Date: September 10, 2012

By:	/s/ Paul L. Davis
Name: Paul L. Davis
Title: Chief Financial Officer
Date: September 10, 2012